ACCOUNTS RECEIVABLE (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts Receivable, before Allowance for Credit Loss	$ 118,138	$ 118,557